Supplementary information on oil and gas activities (unaudited) - Summary of changes in the standardized measure of discounted future net cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Standardized measure of future discounted cash flow, net, at beginning of year	$ 3,241	$ 1,512	$ 738
Net changes in selling prices and production costs related to future production	(314)	1,170	783
Net changes in estimated future development costs	(3,642)	(2,632)	28
Net changes from revisions of workload estimates	(220)	229	44
Net changes from extensions, discoveries and improvements	2,240	1,790	1,006
Cumulative discount	3,333	1,585	116
Net changes from on-site purchases and sales of minerals	(131)	55	(40)
Sales of Crude oil, LNG and Natural gas produced, net of production costs	841	820	(429)
Estimated development costs previously incurred	(669)	(460)	(263)
Net changes in income tax	(1,289)	(852)	(471)
Other	0	24	0
Changes in the standardized measure of future discounted cash flow for the year	149	1,729	774
Standardized measure of future discounted cash flow at end of year	$ 3,390	$ 3,241	$ 1,512